Income tax expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax expense
38	Income tax expense
Italian companies are subject to two enacted income taxes at the following rates:

	2019	2018	2017
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%
IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law. The 2016 budget law (Law n. 208 of December 28, 2015) was passed by the Italian Parliament on December 22, 2015 with significant changes relating to Italy’s corporate income tax. In fact, the Italian tax rate has been reduced from 27.5% to 24.0% starting from fiscal year 2017.
IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs). The enacted IRAP tax rate due in Puglia region for 2019, 2018 and 2017 is 4.82% (3.90% plus 0.92%).
Total income taxes for the years ended December 31, 2019, 2018 and 2017 are allocated as follows:

	2019	2018	2017
Current:
- Domestic	(585)	(4,504)	(40)
- Foreign	(1,400)	(3,052)	(3,777)

Total (a)	(1,985)	(7,556)	(3,817)

Deferred:
- Domestic	(387)	270	(310)
- Foreign	37	(143)	1,241

Total (b)	(350)	127	931

Total (a + b)	(2,335)	(7,429)	(2,886)

Consolidated profit/(loss) before income taxes and
Non-controlling
interests of the consolidated statement of profit or loss for the years ended December 31, 2019, 2018 and 2017, is analysed as follows:

	2019	2018	2017
Domestic	(24,808)	40,822	(28,358)
Foreign	(6,537)	(274)	399

Total	(31,345)	40,548	(27,959)

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2019, 2018 and 2017, to income before income taxes and
Non-controlling
interests) as follows:

	2019	2018	2017
Expected tax benefit (expense) at statutory tax rates	7,523	(9,732)	6,710
Effect of:
- Tax exempt income	3,297	1,665	952
- Aggregate effect of different tax rates in foreign jurisdictions	(139)	208	25
- Italian regional tax	(78)	(46)	(39)
- Non-deductible expenses	(4,521)	(2,667)	(1,972)
- Tax effect on unremitted earnings	(430)	(1,252)	(1,998)
- Non taxable gain from disposal and loss of control of a subsidiary	—	17,193	—
- Chinese withholding tax on income not recoverable	(139)	(4,458)	—
- Tax audit settlement for other taxes	—	—	930
- Effect of net change in deferred tax assets unrecognised	(7,848)	(8,340)	(7,494)

Actual tax charge	(2,335)	(7,429)	(2,886)

The effective income tax rates for the years ended December 31, 2019, 2018 and 2017 are 7.45%, 18.32% and 10.32%, respectively.
The income tax payable recorded as at December 31, 2019 and 2018 is 1,283 and 880, respectively. Whereas, the current income tax receivable recorded as at December 31, 2019 and 2018 is 1,082 and 1,986, respectively.
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2019 and 2018 are presented below:

Deferred tax assets	31/12/19	31/12/18
Deferred costs	845	—
Provision for contingent liabilities	677	621
Inventories obsolescence	297	152
Intercompany profit on inventories	59	1,162
Other temporary differences	96	92

Total deferred tax assets	1,974	2,027

Deferred tax liabilities	31/12/19	31/12/18
Deferred revenue (IFRS 15)	(934)	(716)
Unrealised net gains on foreign exchange rate	(396)	(735)
Withholding tax on unremitted earnings of subsidiaries	(430)	—
Other temporary differences	(131)	(143)

Total deferred tax liabilities	(1,891)	(1,594)

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2019 and 2018.

	31/12/19	31/12/18
Deferred tax assets	1,974	2,027
Deferred tax liabilities compensated	(1,461)	(1,552)

Net deferred tax assets	513	475

Deferred tax liabilities	(430)	(42)

Movements in deferred tax balances occurred during 2019, 2018 and 2017 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at January 1, 2017	2,557	(3,174)	(617)
Recognised in profit or loss	99	832	931
Recognised in OCI	—	(8)	(8)

Balance as at December 31, 2017	2,656	(2,350)	306
Recognised in profit or loss	(629)	756	127
Recognised in OCI	—	—	—

Balance as at December 31, 2018	2,027	(1,594)	433
Recognised in profit or loss	(53)	(297)	(350)
Recognised in OCI	—	—	—

Balance as at December 31, 2019	1,974	(1,891)	83

The deferred taxes reported above have been calculated considering the tax rate reduction from 27.5% to 24.0% approved by the Italian Parliament and starting from 2017. Therefore, the tax rate applied to calculate each of the Italian deferred tax assets and liabilities has been set considering the estimated period in which each of the related temporary differences will be reversed.
Deferred tax assets recognised are mainly related to deferred costs recorded by the Company and provisions for contingent liabilities and inventories obsolescence recorded by Natuzzi China Ltd.
In assessing the reliability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised.
Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at December 31, 2019 and 2018, management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. After an analysis as at December 31, 2019 and 2018, management has not identified any relevant tax planning strategies prudent and feasible available to increase the recognition of the deferred tax assets. Therefore, as at December 31, 2019 and 2018 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions.
Based upon this analysis, management believes that the Natuzzi Group will realise the deferred tax assets of 1,974 as at December 31, 2019 (2,027 as at December 31, 2018).
Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/19	31/12/18
Tax loss carry-forwards	97,544	99,133
Provision for contingent liabilities	5,839	3,234
Inventory obsolescence	2,336	2,055
Allowance for doubtful accounts	2,296	2,145
Intercompany profit on inventories	1,643	1,040
Provision for warranties	1,419	1,343
Impairment of property, plant and equipment	984	1,228
Goodwill and intangible assets	483	569
IAS 19 adjustment - employees’ leaving entitlement	389	470
Deferred costs	—	541
Other temporary differences	1,124	1,304

Total unrecognised deferred tax assets	114,057	113,062

As at December 31, 2019 and 2018, taxes that will be due on the distribution of the portion of shareholders’ equity equal to unremitted earnings of some subsidiaries are 2,626 and 2,901, respectively. The Group has not provided for such taxes as at likelihood of distribution is not probable.
As at December 31, 2019 and 2018 the tax losses carried-forward of the Group expire as follows:

	2019	Expire date	2018	Expire date
Expire in five years	26,180	2020-2024	25,647	2019-2023
Expire after five years	34,078	> 2024	39,333	> 2023
Never expire	339,563	—	328,650	—

Total	399,821		393,630
In Italy all tax losses carried-forward no longer expire, with the only limitation being that such tax losses carried-forward can be utilised to off-set
a maximum of 80% of the taxable income in each following year.
The Company operates in many foreign jurisdictions. With no material exceptions, the Company and its major subsidiaries located in Romania and China are no longer subject to examination by tax authorities for years prior to 2015.